Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	The composition and movement of the item as of the date of the consolidated statement of financial position is presented below:
	Mining concessions (b)	Mine development costs	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Quarry rehabilitation costs	Capitalized interest (f)	Work in progress (d) and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost

As of January 1, 2024	112,098	71,090	258,584	822,229	1,883,083	11,079	105,383	45,187	16,233	74,297	46,081	3,445,344
Additions	-	1,023	1,827	-	20,710	872	2,472	4,164	1,465	-	40,788	73,321
Sales and/or retirement	(1,668)	(247)	(268)	-	(1,056)	(136)	(4,825)	(227)	-	-	(1,149)	(9,576)
Transfers	-	(8,077)	-	214,297	(162,491)	149	2,063	1,603	-	-	(47,778)	(234)
As of December 31, 2024	110,430	63,789	260,143	1,036,526	1,740,246	11,964	105,093	50,727	17,698	74,297	37,942	3,508,855

Additions	157	1,280	4,528	-	29,266	167	20,347	5,050	2,087	-	52,272	115,154
Sales and/or retirement	(146)	(58)	(1,009)	(201)	(2,215)	(15)	(2,565)	(91)	-	-	(820)	(7,120)
Transfers	210	(136)	-	16,691	20,557	164	1,599	598	-	-	(39,755)	(72)
As of December 31, 2025	110,651	64,875	263,662	1,053,016	1,787,854	12,280	124,474	56,284	19,785	74,297	49,639	3,616,817

Accumulated depreciation
As of January 1, 2024	12,472	11,234	-	198,656	857,790	8,771	83,335	28,834	2,650	12,167	-	1,215,909
Additions	72	424	-	21,858	104,237	484	5,300	4,184	167	1,646	-	138,372
Sales and/or retirement	(259)	-	-	-	(760)	(124)	(4,339)	(207)	-	-	-	(5,689)
Transfers	-	(171)	-	86,734	(86,431)	-	-	-	-	-	-	132
As of December 31, 2024	12,285	11,487	-	307,248	874,836	9,131	84,296	32,811	2,817	13,813	-	1,348,724

Additions	-	602	-	29,309	95,891	552	5,045	4,302	265	1,646	-	137,612
Sales and/or retirement	(69)	-	-	(111)	(1,514)	(13)	(2,292)	(77)	-	-	-	(4,076)
As of December 31, 2025	12,216	12,089	-	336,446	969,213	9,670	87,049	37,036	3,082	15,459	-	1,482,260

Impairment (g)
As of January 1, 2024	52,056	24,573	3,985	31,038	12,918	200	26	454	-	1,413	3,421	130,084
Lows	(1,092)	-	-	-	-	-	-	-	-	-	-	(1,092)
As of December 31, 2024	50,964	24,573	3,985	31,038	12,918	200	26	454	-	1,413	3,421	128,992

Lows	-	-	(146)	-	-	-	-	(3)	-	-	-	(149)
As of December 31, 2025	50,964	24,573	3,839	31,038	12,918	200	26	451	-	1,413	3,421	128,843
Net book value
As of December 31, 2024	47,181	27,729	256,158	698,240	852,492	2,633	20,771	17,462	14,881	59,071	34,521	2,031,139

As of December 31, 2025	47,471	28,213	259,823	685,532	805,723	2,410	37,399	18,797	16,703	57,425	46,218	2,005,714
(b)	Mining concessions mainly include acquisitions costs related to coal concessions acquired in previous years and the cost of certain concessions acquired in January 2023 for exploration activities in areas of interest to the cement business, through the purchase of the company Corporación Materiales Piura S.A.C.

(c)	The Group has assessed the recoverable value of its remaining property, plant and equipment and, except as specifically mentioned in (g), has not identified indications of impairment losses for these assets as of December 31, 2025 and 2024.

(d)	Work in progress included in property, plant and equipment as of December 31, 2025 and 2024 is mainly related to complementary facilities of the cement plants.

(e)	As of December 31, 2025, the Group maintains accounts payable related to the acquisition of property, plant and equipment for S/26,754,000 (S/17,122,000 as of December 31, 2024), see note 11.

(f)	The borrowing costs are mainly related to the construction of the cement plant located in Piura and to a lesser extent to the construction of the Clinker Lines Optimization Project – Kiln 4 in the city of Pacasmayo. Both plants are already in operation.

(g)	In previous years management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment.

At the end of 2023, Management recognized a specific impairment to retirement for the net value of the assets of the vertical clinker kilns located at the Pacasmayo cement plant. This deterioration estimate was carried out as a consequence of replacing the old technology of these kilns due to the entry into operation of the Clinker Lines Optimization Project – Kiln 4 in said plant, which is more efficient and produces fewer emissions. This amount was recorded in the impairment of property, plant and equipment item in the consolidated statement of profit or loss.

Likewise, in that year, Management recognized an impairment to retirement of the value of the coal concessions (northern zone).